Goodwill and intangible assets	12 Months Ended
Dec. 31, 2021
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Goodwill and intangible assets
9. Goodwill and intangible assets

Goodwill
Goodwill is initially recognised based on the accounting policy for business combinations (see note 21). Goodwill is subsequently measured at cost less amounts provided for impairment.
Goodwill acquired in a business combination is assessed to determine whether new cash generating units are created, and if not, is allocated to the Group’s CGUs, or groups of CGUs, that are expected to benefit from the synergies of the combination. These might not always be the same as the CGUs that include the assets and liabilities of the acquired business. Each unit or group of units to which the goodwill is allocated represents the lowest level within the Group at which the goodwill is monitored for internal management purposes, and is not larger than an operating segment.
The Group has eleven cash generating units (CGUs) based on the three Divisions by geography and a Health & Wellbeing CGU. In 2021, a new CGU has been recognised following the announcement of the separation of ekaterra.

Intangible assets
Separately purchased intangible assets are initially measured at cost, being the purchase price as at the date of acquisition. On acquisition of new interests in group companies, Unilever recognises any specifically identifiable intangible assets separately from goodwill. These intangible assets are initially measured at fair value as at the date of acquisition.
Expenditure to support development of internally produced intangible assets is recognised in profit or loss as incurred.
Indefinite-life intangibles mainly comprise trademarks and brands, for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. These are considered to have an indefinite life, given the strength and durability of our brands and the level of marketing support. These assets are not amortised but are subject to a review for impairment annually, or more frequently if events or circumstances indicate this is necessary. Any impairment is charged to the income statement as it arises.
Finite-life intangible assets mainly comprise software, patented and non-patented technology, know-how and customer lists. These assets are amortised on a straight-line basis in the income statement over the period of their expected useful lives, or the period of legal rights if shorter. None of the amortisation periods exceed ten years.

	€ million	€ million	€ million	€ million	€ million
	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2021			Software	Other
Cost
1 January 2021	20,118	15,420	2,819	1,074	39,431
Additions through business combinations(a)	741	1,753	—	1	2,495
Disposal of businesses	(2)	—	—	—	(2)
Reclassification to held for sale(b)	(534)	(362)	(7)	—	(903)
Additions	—	—	229	2	231
Disposals and other movements	(18)	—	(44)	(3)	(65)
Hyperinflationary adjustment	96	7	—	—	103
Currency retranslation	1,088	863	192	40	2,183
31 December 2021	21,489	17,681	3,189	1,114	43,473
Accumulated amortisation and impairment
1 January 2021	(1,176)	(211)	(2,282)	(821)	(4,490)
Amortisation/impairment for the year	—	—	(222)	(52)	(274)
Disposals and other movements	18	1	48	2	69
Currency retranslation	(1)	(1)	(153)	(32)	(187)
31 December 2021	(1,159)	(211)	(2,609)	(903)	(4,882)
Net book value 31 December 2021(c)	20,330	17,470	580	211	38,591
9. Goodwill and intangible assets continued

	€ million	€ million	€ million	€ million	€ million
	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2020			Software	Other
Cost
1 January 2020	19,246	12,121	2,991	1,161	35,519
Additions through business combinations	2,407	4,244	—	(31)	6,620
Disposal of businesses	(1)	—	—	—	(1)
Additions	—	—	156	2	158
Disposals and other movements	—	—	(144)	—	(144)
Hyperinflationary adjustment	(38)	(5)	—	—	(43)
Currency retranslation	(1,496)	(940)	(184)	(58)	(2,678)
31 December 2020	20,118	15,420	2,819	1,074	39,431
Accumulated amortisation and impairment
1 January 2020	(1,179)	(212)	(2,292)	(807)	(4,490)
Amortisation/impairment for the year	—	—	(279)	(54)	(333)
Disposals and other movements	—	—	139	—	139
Currency retranslation	3	1	150	40	194
31 December 2020	(1,176)	(211)	(2,282)	(821)	(4,490)
Net book value 31 December 2020(c)	18,942	15,209	537	253	34,941
(a)Includes the provisional fair value of goodwill and intangibles for acquisitions made in 2021 as well as subsequent changes to the fair value of goodwill and intangibles for acquisitions made in 2020 where the initial acquisition accounting was provisional at the end of 2020. See note 21 for further details.
(b)Goodwill and intangibles in relation to ekaterra amounting to €899 million have been reclassified to assets held for sale. Please refer to note 22 for further details.
(c)Within indefinite-life intangible assets, there are five existing brands that have a significant carrying value: Horlicks €2,898 million (2020: €2,718), Knorr €1,803 million (2020: €1,744 million), Paula's Choice €1,660 million (2020: nil), Carver Korea €1,452 million (2020: €1,468 million) and Hellmann’s €1,196 million (2020: €1,112 million). The Paula's Choice brand was acquired in 2021 and the valuation is provisional.
Impairment
We have tested goodwill and indefinite-life intangible assets for impairment. No impairment was identified.
Significant CGUs
The goodwill and indefinite-life intangible assets held in the CGUs relating to Foods & Refreshment Europe, Foods & Refreshment The Americas, Foods & Refreshment Asia/AMET/RUB, Beauty & Personal Care The Americas and Beauty & Personal Care Asia/AMET/RUB are considered significant within the total carrying amounts of goodwill and indefinite-life intangible assets at 31 December 2021.

	2021 CGUs		2020 CGUs
	€ billion	€ billion	€ billion	€ billion
	Goodwill	Indefinite-life intangible assets	Goodwill	Indefinite-life intangible assets
Foods & Refreshment Europe(a)	3.9	1.7	4.0	1.7
Foods & Refreshment The Americas(a)	3.5	1.8	3.4	1.9
Foods & Refreshment Asia/AMET/RUB(a)	3.9	4.0	3.7	3.7
Beauty & Personal Care The Americas(b)	4.7	5.0	3.8	3.1
Beauty & Personal Care Asia/AMET/RUB	1.7	1.9	1.6	1.9
Total Significant CGUs	17.7	14.4	16.5	12.3
Others(c)	2.6	3.1	2.4	2.9
Total CGUs	20.3	17.5	18.9	15.2

(a)2020 values contain ekaterra related goodwill and indefinite-life intangible assets. Goodwill of €0.5 billion has been allocated based on the fair value of the respective CGUs. Goodwill of €0.2 billion is included in Europe, €0.2 billion in The Americas and €0.1 billion in Asia/AMET/RUB. Indefinite-life intangible assets of €0.3 billion are included in The Americas.
(b)The Paula's Choice Acquisition increased goodwill by €0.6 billion and indefinite-life intangible assets by €1.6 billion in 2021. These values are provisional.
(c)Included within Others are individually insignificant amounts of goodwill and intangible assets that have been allocated between multiple cash generating units.
Key assumptions
The recoverable amount of each CGU has been calculated based on its value in use, estimated as the present value of projected future cash flows.
The growth rates and margins for the significant CGUs are set out below:

For the year 2021	Foods & Refreshment Europe	Foods & Refreshment The Americas	Foods & Refreshment Asia/AMET/RUB	Beauty & Personal Care The Americas	Beauty & Personal Care Asia/AMET/RUB
Longer-term sustainable growth rates	2.1%	4.0%	5.3%	4.0%	5.3%
Average near-term nominal growth rates	(0.7)%	2.6%	3.0%	1.6%	2.7%
Average operating margins	15%	14%	19%	20%	23%
9. Goodwill and intangible assets continued

For the year 2020	Foods & Refreshment Europe	Foods & Refreshment The Americas	Foods & Refreshment Asia/AMET/RUB	Beauty & Personal Care The Americas	Beauty & Personal Care Asia/AMET/RUB
Longer-term sustainable growth rates	1.1%	1.7%	3.9%	1.7%	3.9%
Average near-term nominal growth rates	(1.0%)	0.1%	4.9%	2.5%	3.4%
Average operating margins	13%	15%	16%	22%	22%
Projected cash flows include specific estimates for a period of five years. The growth rates and operating margins used to estimate cash flows for the first five years are based on past performance and on the Group’s three-year strategic plan, which includes the impact on our business of climate change and activities we are undertaking to reduce carbon emissions, extended to years four and five.
The estimated cash flows after year five are extrapolated using a longer-term sustainable growth rate, which is determined as the lower of our own three-year average market growth projection and external forecasts for the relevant market.
In 2021, the projected cash flows are discounted using pre-tax discount rates of between 6.4% and 7.6% (2020: 6.0% and 7.4%). The discount rates are specific to each CGU and are determined based on the weighted average cost of capital, including a market risk premium.
There are no reasonably possible changes in key assumptions that would cause the carrying amount of a CGU to exceed its recoverable amount.